UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON, D.C.  20549

              FORM 13F

         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                     [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The University of Chicago
Address: 450 N. Cityfront Plaza Drive
     Suite 440
     Chicago, IL  60611

13F File Number: 28-18

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philip Halpern
Title:   Vice President and Chief Investment Officer
Phone:   312.595.1000
Signature, Place, and Date of Signing:

    Philip Halpern    Chicago, Illinois     April 27, 1999


Report Type (Check only one.):
[ X ]    13F HOLDINGS REPORT.
[   ]    13F NOTICE.
[   ]   13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:      49

Form 13F Information Table Value Total:      $28,325


List of Other Included Managers:

No.      13F File Number          Name

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                                     Form 13F INFORMATION TABLE


                                                            VALUE    SHARES
SH/ PUT/ INVSTMT  OTHER        VOTING AUTORITY
        NAME OF ISSUER           TITLE OF CLASS   CUSIP     (X$1000) PRN AMT
PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE

-------------------------------- -------------- ----------- -------- -------
---- ---- ------- --------- ------ ----------- ---------
D BP AMOCO PLC                 ADR            055622104  308     3052     SH
   SOLE               3052

D APPLIED MICRO Circuits Corp.    COM             03822W109  556     13000
SH       SOLE               13000

D BERKSHIRE REALTY Inc.        COM            084710102  117     10500    SH
   SOLE               10500

D BRISTOL MYERS SQUIBB CO.     COM            110122108  200     3120     SH
   SOLE               3120

D C-CUBE MICROSYSTEMS INC.        COM              125015107  238     12000
SH       SOLE               12000

D CHECKPOINT SYSTEMS INC.         COM              162825103  83      10000
SH       SOLE               10000

D COM 21 INC.                  COM            205937105  674     25661    SH
   SOLE               25661

D COMPLETE MANAGEMENT INC.        COM              20452C104  4       84000
SH       SOLE               84000

D DEVRY INC DEL                   COM              251893103  5890    203104
SH       SOLE               203104

D ESCO ELECTRONICS CORP. TR RCPT  COM              269030201  99      11000
SH       SOLE               11000

D EXODUS COMMUNICATIONS INC.      COM             302088109  983     7306
SH       SOLE               7306

D FLEXTRONICS INT'L LTD           COM             Y2573F102  694     13600
SH       SOLE               13600

D FOREST CITY ENTERPRISES INC CLB COM             345550305  764     32000
SH       SOLE               32000

D FOREST CITY ENTERPRISES INC CLA COM             345550107  3629    150044
SH       SOLE               150044

D FRONTIER CORP.             COM             35906P105  1193    23002    SH
  SOLE               23002

D GENERAL ELECTRIC CO.            COM             369604103  400     3614
SH       SOLE               3614

D GENZYME CORP                 COM             372917104  227     4500     SH
    SOLE               4500

D GENZYME CORPORATION TISSUE RE   COM             372917401  26      11180
SH       SOLE               11180

D GENZYME TRANSGENICS CORP        COM             37246E105  79      20000
SH       SOLE               20000

D GULF CANANDA RESOURCES LTD      ORD             40218L305  2688    1000000
SH       SOLE               1000000

D HEARTPORT INC                   COM             421969106  72      15000
SH       SOLE               15000

D HMT TECH.                       COM             403917107  53      15250
SH       SOLE               15250

D ILL SUPERCONDUCTOR CORP WT EXP  WTS             452284128  17      16784
WTS      SOLE               16784

D ILL SUPERCONDUCTOR CORP         COM             452284102  44      46481
SH       SOLE               46481

D INKTOMI CORP.                   COM             457277101  2573    30000
SH       SOLE               30000

D INTUIT                          COM             461202103  204     2000
SH       SOLE               2000

D LITTLE SWITZERLAND INC.         COM             537528101  31      16000
SH       SOLE               16000

D MAGANIN PHARMACEUTICALS INC.    COM             559036108  16      10000
SH       SOLE               10000

D MICROSOFT CORP.                 COM             594918104  305     1700
SH       SOLE               1700

D NANOPHASE TECHNOLOGIES CORP.    COM             630079101  550     270885
SH       SOLE               270885

D NEOPATH INC                     COM             640517108  49      12282
SH       SOLE               12282

D NETWORK APPLIANCE INC.          COM             64120L104  1519    30000
SH       SOLE               30000

D NEW ERA NETWORKS INC.           COM             644312100  847     12500
SH       SOLE               12500

D NOVOSTE CORP.                   COM             67010C100  713     29702
SH       SOLE               29702

D PAIRGAIN TECHNOLOGIES INC.      COM             695934109  98      10000
SH       SOLE               10000

D PARAMETRIC TECHNOLOGY CORP.     COM             699173100  583     29509
SH       SOLE               29509

D RADIANCE MEDICAL SYSTEMS INC.   COM             750241101  107     26000
SH       SOLE               26000

D SEC DYNAMICS TECHNOLOGIES       COM             814208104  239     12838
SH       SOLE               12838

D SPEIZMAN INDS INC            COM             847805108  90      24000    SH
    SOLE               24000

D SPLASH TECH-HOLDING INC.        COM             848623104  150     24678
SH       SOLE               24678

D THERMO ELECTRON CORP            COM             883556102  180     13285
SH       SOLE               13285
D THERMO FIBERGEN INC             COM             88355U109  178     19300
SH       SOLE               19300
D THERMO FIBERGEN INC             RTS             88355U117  53      19300
RTS      SOLE               19300
D UNIMED PHARMACEUTICALS INC.     COM             904801107  65      12000
SH       SOLE               12000
D VERSUS TECH INC.                COM             925313108  12      60000
SH       SOLE               60000

D WAL-MART STORES INC.            COM             931142103  221     2400
SH       SOLE               2400

D WALGREEN  CO.                   COM             931422109  238     8415
SH       SOLE               8415
D WARNER LAMBERT CO.              COM              934488107  220     3315
SH       SOLE               3315

D WESTERN WATER                   COM         959881103  50      10000    SH
   SOLE               10000

S REPORT SUMMARY                  49 DATA RECORDS            28325

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